Related Parties - Narrative and Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) related_party	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Equity Method Investee
Related Party Transaction [Line Items]
Number of related parties | related_party			1
Principal Owner
Related Party Transaction [Line Items]
Number of related parties | related_party			1
Affiliated Entity
Related Party Transaction [Line Items]
Trade receivables from DGW KG	$ 478		$ 478		$ 651
Trade payables to DGW KG	16,505		16,505		$ 18,615
Purchased carbon black products from DGW KG	23,309	$ 24,639	46,075	$ 48,290
Sales and services provided to DGW KG	$ 829	$ 694	$ 1,491	$ 1,401